Analysis of Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment (Detail)
In Millions, unless otherwise specified
				12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,478	¥ 139,029	¥ 132,228	$ 823	¥ 77,353	¥ 92,199	$ 326	¥ 30,637	¥ 36,024	$ 257	¥ 24,238	¥ 28,580
Provision for credit losses, net of reversal				309	29,079	13,569	(43)	(4,063)	(4,508)	(21)	(2,006)	(4,767)
Charge-offs				(516)	(48,528)	(44,742)	(30)	(2,775)	(2,499)	(1)	(110)	(305)
Recoveries				136	12,795	14,051	6	590	718	0	3	16
Other				140	13,159	2,276	48	4,539	902	44	4,118	714
Allowance for credit losses at end of year	$ 1,478	¥ 139,029	¥ 132,228	$ 892	¥ 83,858	¥ 77,353	$ 307	¥ 28,928	¥ 30,637	$ 279	¥ 26,243	¥ 24,238